Cover	Feb. 12, 2024
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Feb. 12, 2024
File Number	333-255178
RegistrantName	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
TaxIdentificationNumber	30-1129581
IncorporationStateCountryCode	NV
AddressLine1	Al. Jerozolimskie 85 lok. 21
AddressCity	Warsaw
AddressCountry	PL
AddressPostalZipCode	02-001
CityAreaCode	732
LocalPhoneNumber	100862
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
extended transition period	false